Financial Instruments (Details)	Nov. 30, 2022 USD ($)	Nov. 30, 2021 USD ($)	May 31, 2021 USD ($)	Sep. 30, 2019 CAD ($)	Sep. 10, 2018 USD ($)
Financial Liabilities
Convertible Debentures, Carrying Amount	$ 1,800,000	$ 1,751,483		$ 203,886
Convertible Debentures, Fair Value	1,753,406	1,783,882	$ 1,050,000		$ 500,000
Promissory Notes Payable, Carrying Amount	360,514	165,878
Promissory Notes Payable, Fair Value	$ 360,514	$ 165,878